Expense Example - Dynamic Alpha Macro Fund	Oct. 24, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 224
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,544
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	$ 2,127